Convertible Notes Payable - Narrative (Details) $ / shares in Units, $ in Thousands	Jan. 04, 2021 USD ($) share $ / shares	Jun. 11, 2020 USD ($) shares	Apr. 17, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares	May 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 15, 2019 USD ($)
Debt Instrument [Line Items]
Principal amount					$ 53,500
Convertible Notes Due November 15, 2024
Debt Instrument [Line Items]
Conversion price (in usd per share) | $ / shares			$ 0.37534
Convertible Notes Due November 15, 2024 | Series D Redeemable Convertible Preferred Stock
Debt Instrument [Line Items]
Number of shares issued upon conversion | shares			4,029,223
Convertible Notes Due April 17, 2035 | Series D Redeemable Convertible Preferred Stock
Debt Instrument [Line Items]
Number of shares issued upon conversion | shares		11,636,645	2,895,934
Convertible Note
Debt Instrument [Line Items]
Accrued interest				$ 100		$ 0	$ 10
Carrying amount of debt						$ 0
Convertible Note | Level 3
Debt Instrument [Line Items]
Long-term debt, fair value				$ 49,600
Convertible Note | Convertible Notes Due November 15, 2024
Debt Instrument [Line Items]
Principal amount								$ 1,500
Effective interest rate (as a percent)							2.00%	2.00%
Carrying amount of debt							$ 1,500
Convertible Note | Convertible Notes Due April 17, 2035
Debt Instrument [Line Items]
Principal amount			$ 5,500
Effective interest rate (as a percent)			1.44%
Amount of debt converted		$ 4,400	$ 1,100
Convertible Note | Convertible Notes Due January 3, 2023
Debt Instrument [Line Items]
Principal amount	$ 5,000
Effective interest rate (as a percent)	1.00%			1.00%
Carrying amount of debt				$ 5,000
Conversion price (in usd per share) | $ / shares	$ 0.74			$ 0.74
Number of shares the note is convertible into | share	6,756,757